Schedule of Prepaid Expenses (Details) - Eos SENOLYTIXS Inc [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Legal retainer fees	$ 75,000
Total Prepaid Expenses	$ 75,000